Estimated Aggregate Future Amortization Expense for Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets [Line Items]
For the year ended December 31, 2013		$ 4,199
For the nine months ended December 31, 2013	3,150
For the twelve months ended December 31, 2014	3,644	3,644
For the twelve months ended December 31, 2015	3,351	3,351
For the twelve months ended December 31, 2016	3,128	3,128
For the twelve months ended December 31, 2017	2,498	2,498
Thereafter	3,383	3,747
Total	$ 19,154	$ 20,567	$ 27,068	$ 18,134